PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 270.3			$ 270.3	$ 254.2	$ 208.3
Less: Accumulated depreciation	(82.4)			(82.4)	(65.9)	(36.1)
Property and equipment, net	187.9			187.9	188.3	172.2
Depreciation expense	6.1	$ 5.4	$ 15.5	16.9	21.2	20.5	$ 21.6
Land and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43.2			43.2	44.0	41.6
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52.2			52.2	51.9	47.2
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	91.9			91.9	81.9	74.0
Other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51.3			51.3	47.9	30.4
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31.7			$ 31.7	$ 28.5	$ 15.1